Loans Receivable	6 Months Ended
Jun. 30, 2024
Loans Receivable [Abstract]
Loans Receivable
12.	Loans Receivable

	June 30,	December 31,
	2024	2023
Loan to Cellen Life Sciences Limited	$505,780	$509,212
Loan to an arm’s length party	84,086	84,020
	$589,866	$593,232

Included in the loan receivable at June 30, 2024 is an amount of $505,780 (£400,000) (December 31, 2023 – $509,212 (£400,000)) owed by Cellen Life Sciences Limited to the Company pursuant to a Bridge Loan Arrangement entered into in December 2021 and $84,086 (£66,500) owed by a non-related party.

On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen.

During the year ended December 31, 2023, the Company loaned an amount of $84,020 (£66,000) to an arm’s length party. This loan is non-interest bearing, unsecured and has no specific terms of repayment. During the six months ended June 30, 2024, the Company loaned out an additional $632 (£500). The additional loan is non-interest bearing, unsecured and has no specific terms of repayment.

The details of the loans receivable recognized as at June 30, 2024 are as follows:

Balance, December 31, 2022	$483,588
Addition	84,020
Movement in exchange rates	25,624
Balance, December 31, 2023	593,232
Addition	632
Movement in exchange rates	(3,998)
Balance, June 30, 2024	$589,866